Note 15 - Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Financial Instruments Whose Contract Amounts Represent Credit Risk [Table Text Block]
	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)

Commitments to grant loans	$2,857	$2,122	$7,671
Unfunded commitments under lines of credit	20,034	20,093	23,659
Standby letters of credit	347	247	327

	$23,238	$22,462	$31,657